ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Sep. 30, 2021
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Qilian International Holding Group Limited (“Qilian International”, or “the Company”) is a Cayman Islands exempted company incorporated on February 7, 2019 as a holding company to develop business opportunities in the People’s Republic of China (“PRC” or “China”).

Qilian International (Hong Kong) Holdings Ltd (“Qilian HK”) is a wholly-owned subsidiary of Qilian International formed in accordance with the laws and regulations of Hong Kong on January 30, 2019.

Qilian International is a holding company whose only asset is 100% of the equity interest in Qilian HK. Qilian HK is a holding company whose only asset is 100% of the equity interest in Chengdu Qilian Trading Co., Ltd (“Qilian Chengdu”), a wholly foreign-owned entity (“WFOE”) organized under the laws of the PRC. Qilian International and Qilian HK do not have any substantive operations of their own but conduct their primary business operations through Qilian Chengdu’s variable interest entity (“VIE”), Gansu Qilianshan Pharmaceutical Co., Ltd (“Gansu QLS”).

Gansu QLS was established in August 2006 under the laws of the PRC with initial capital of approximately $0.27 million. After several registered capital increases and capital contributions, the registered capital of Gansu QLS was approximately $12.2 million as of September 30, 2021 and 2020. Over the years, Gansu QLS has established seven subsidiaries:

	Ownership as of
	September	September
	30, 2021	30, 2020
Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, “Moshangfa”)	100%	100%
Chengdu Qilianshan Biotechnology Co., Ltd (“Chengdu QLS”)	79.51%	71.75%
Jiuquan Ahan Biotechnology Co., Ltd. (“Ahan”)	100%	75%
Tibet Samen Trading Co., Ltd (“Samen”)	100%	100%
Tibet Cangmen Trading Co., Ltd (“Cangmen”)	100%	100%
Rugao Tianlu Animal Products Co., Ltd (“Rugao”)*	79.51%	71.75%
Chongqing Shengfu Biological Technology Co., Ltd (“Chongqing”) *	79.51%	NA

* Rugao and Chongqing were incorporated as a wholly-owned subsidiary of Chengdu QLS in 2020 and 2021, respectively.

On May 20, 2019, Qilian International, through its WFOE, Qilian Chengdu, entered into a series of agreements with Gansu QLS and its shareholders, including an Exclusive Services Agreement, Call Option Agreement, Shareholders’ Voting Rights Proxy and Equity Pledge Agreement, Powers of Attorney, and the Spousal Consents (collectively “VIE agreements”). These contractual arrangements oblige Qilian Chengdu to absorb a majority of the risk of loss from Gansu QLS’s activities and entitle Qilian Chengdu to receive a majority of their residual returns. In essence, Qilian Chengdu has gained effective control over Gansu QLS. In addition, 99.214% and 98.297% of Gansu QLS’s shareholders have pledged their equity interest in Gansu QLS to Qilian Chengdu on September 30, 2021 and 2020, respectively, irrevocably granted Qilian Chengdu an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Gansu QLS, and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Qilian Chengdu. Through these contractual arrangements, Qilian Chengdu holds 99.214% and 98.297% of the variable interests of Gansu QLS on September 30, 2021 and 2020, respectively.

Based on these contractual arrangements, Gansu QLS is considered as a VIE of Qilian Chengdu under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 810 (“ASC 810”), “Consolidation of Variable Interest Entities, an Interpretation of ARB No.51”, because the equity investors in Gansu QLS do not have the characteristics of a controlling financial interest. In addition, Qilian Chengdu is the primary beneficiary of Gansu QLS, and, as such, Gansu QLS’s books and records are consolidated into those of Qilian Chengdu. Risks in relation to the VIE structure are discussed under “Risks and Uncertainties” below.

As the above entities were under common control before and after the consummation of the VIE agreements, the restructuring was accounted for as a reorganization of entities under common control and the consolidation of Qilian International and its subsidiaries, the VIE and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Qilian International, its subsidiaries and its VIE and its subsidiaries (collectively the “Group”) are principally engaged in the development, manufacture, marketing, and sale of licorice products, oxytetracycline products, traditional Chinese medicine derivatives (“TCMD”) product, heparin product, sausage casings, and fertilizers.